Cash Management Funds - 1997 Annual Report

1997

[LOGO]

CASH MANAGEMENT FUNDS

1997 Annual Report

MONEY MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

TAX-EXEMPT
MONEY MARKET FUND

CONTENTS

Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . .39
Federal Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . .40
Glossary***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44

MONEY MARKET FUND

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 2
Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . . 8
Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . .23

U.S. GOVERNMENT MONEY MARKET FUND

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 2
Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . . 8
Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . .31

TAX-EXEMPT MONEY MARKET FUND

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 5
Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . . 8
Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . .35

This report is intended for shareholders of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, but may also be used as sales literature if preceded or accompanied by a prospectus. The prospectus gives details about the charges, investment results, risks and operating policies of the funds.

***This report includes a glossary to help you understand financial terms used in the portfolio managers' letters. When you see this symbol, it indicates a word that is defined in the glossary.

[LOGO]

INTERNATIONAL GROWTH FUNDS
--------------------------------------------------------------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund

U.S. GROWTH FUNDS
--------------------------------------------------------------------------------
Small Company Growth Fund
Emerging Growth Fund
Growth Fund

GROWTH AND INCOME FUNDS
--------------------------------------------------------------------------------
Growth and Income Fund
Balanced Fund

INCOME FUNDS
--------------------------------------------------------------------------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund

TAX-EXEMPT INCOME FUNDS
--------------------------------------------------------------------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund

CASH MANAGEMENT FUNDS*
--------------------------------------------------------------------------------
MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
Institutional Money Market Fund

An investment staple, cash management funds can help you organize your finances and build your assets.

Piper Funds provide you with the flexibility to help you pursue your financial goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information about the Piper Funds, including prospectuses, or call Piper Capital Mutual Fund Services at 800 866-7778. Please read the prospectuses carefully before investing.

*An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

30-DAY EFFECTIVE YIELDS
--------------------------------------------------------------------------------

[EDGAR PRESENTATION OF GRAPH]

          Money Market     U.S. Government Money     Tax-Exempt Money
          Fund Class A          Market Fund            Market Fund

Sep-96        4.71%                4.63%                  2.73%
Oct-96        4.71%                4.61%                  2.67%
Nov-96        4.71%                4.61%                  2.74%
Dec-96        4.75%                4.60%                  2.79%
Jan-97        4.76%                4.61%                  2.61%
Feb-97        4.76%                4.62%                  2.62%
Mar-97        4.78%                4.64%                  2.49%
Apr-97        4.91%                4.74%                  2.90%
May-97        4.96%                4.77%                  3.10%
Jun-97        4.98%                4.79%                  3.00%
Jul-97        5.01%                4.79%                  2.81%
Aug-97        5.00%                4.81%                  2.70%
Sep-97        5.00%                4.85%                  2.89%

This chart shows the 30-day effective yields as of the end of each month for Money Market Fund Class A, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund. 30-day effective yield refers to the income generated by the fund over a 30-day period. This income is annualized and assumed to be reinvested.

Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

Since the funds' inceptions, the funds' distributor voluntarily waived certain 12b-1 fees. Without waivers, 30-day effective yields for Money Market Fund Class A, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund would have been 4.90%, 4.75% and 2.79%, respectively, on September 30, 1997.

As of September 30, 1997, the 30-day effective yield for Money Market Fund Class B was 4.15%.

--------------------------------------------------------------------------------

                                    1997 Annual Report  1  Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

[PHOTO]
NANCY S. OLSEN
is primarily responsible for the management of Money Market
Fund and U.S. Government Money Market Fund. She has 19 years of financial experience.


November 3, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

THE SEVEN-DAY CURRENT YIELDS FOR BOTH MONEY MARKET FUND CLASS A AND U.S. GOVERNMENT MONEY MARKET FUND INCREASED SINCE WE REPORTED TO YOU SIX MONTHS AGO. Money Market Fund's Class A seven-day current yield increased from 4.72% on March 31, 1997, to 4.88%* on September 30, 1997. The yield also increased since September 30, 1996, when the seven-day current yield was 4.63%. U.S. Government Money Market Fund's seven-day current yield increased from 4.63% on March 31, 1997, to 4.87%* on September 30, 1997. The fund's seven-day current yield was 4.55% on September 30, 1996.


* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the funds' inceptions, the funds' distributor voluntarily waived certain 12b-1 fees. Without waivers, seven-day current yields for Money Market Fund Class A and U.S. Government Money Market Fund would have been 4.78% And 4.77%, respectively, on September 30, 1997. As of September 30, 1997, the seven-day current yield for Money Market Fund Class B was 4.07%.

--------------------------------------------------------------------------------
MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1997

[CHART]

Commercial Paper A1/P1                              77%

Bankers Acceptances                                  1%

Certificates of Deposit                             11%

U.S. Government Agency Securities                    6%

U.S. Government Agency-Backed Securities             1%

Bank Notes                                           3%

Other Assets                                         1%

--------------------------------------------------------------------------------

                                    1997 Annual Report  2  Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

[PHOTO]
SHAISTA B. TAJAMAL
assists with the management of Money Market Fund and U.S. Government Money Market Fund. She has seven years of financial experience.
--------------------------------------------------------------------------------

SHORT-TERM INTEREST RATES FLUCTUATED DURING THE PERIOD WITH CHANGING EXPECTATIONS ABOUT ECONOMIC GROWTH. During fourth quarter 1996, slower growth led the markets to expect the Federal Reserve Board (Fed) to keep the federal funds rate*** unchanged. But by late February, the economy was perceived to be picking up steam - and on March 25 the Fed raised the fed funds rate by 0.25%. The markets turned around again in the second quarter, reflecting decelerating inflation and signs that the economy was slowing. In the third quarter, expectations of weaker economic growth, combined with continued good news about inflation, resulted in lower bond and money market yields.

WE PROVIDED YOU WITH A COMPETITIVE RETURN DURING THE YEAR BY MANAGING THE FUNDS' AVERAGE WEIGHTED MATURITY*** AND MAKING SOME CHANGES TO THE STRUCTURE OF THE FUNDS. We lengthened the average weighted maturity of the funds as we moved closer to year end 1996 to take advantage of the higher rates available then. We shortened the maturities in the first part of 1997 as rates began to increase, and then lengthened again by the end of the first quarter in time for the decline in short-term rates during the second quarter. Throughout the summer, we continued to position the funds with longer average weighted maturities than their respective benchmarks,*** which worked well given the decrease in rates

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1997

[CHART]

U.S. Government Agency-Backed Securities            12%

Federal Home Loan Bank                              12%

Federal Home Loan Mortgage Corporation              15%

Federal Farm Credit Bank                             9%

U.S. Treasury Securities                             4%

Federal National Mortgage Association               22%

Student Loan Marketing Association                  11%

Repurchase Agreements                               15%

--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                                    1997 Annual Report  3  Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

during the period. Late in the second quarter and early in the third, we added some one-year securities, thereby positioning the funds in more of a barbell structure.*** A barbell structure clusters maturities at both the short end of the yield curve*** (one to three months) and at the longer end (10 to 13 months). The structure works well when the difference between yields on short- and longer-term securities decreases, which is what happened during the third quarter of this year.

GOING FORWARD, WE BELIEVE THE PATTERN OF STRONG AND WEAK PERIODS OF ECONOMIC GROWTH, ALTERNATING WITHOUT EXCESSES IN EITHER DIRECTION, WILL CONTINUE. While economic indicators are sending mixed signals, it appears the economy is fairly well balanced. Any changes in Fed policy will depend on economic releases in the coming months. We will continue to monitor those releases carefully and formulate our strategy accordingly.

OUR PRIMARY CONCERN IN MANAGING BOTH FUNDS IS THE SAFETY OF YOUR PRINCIPAL. We continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by actively positioning the portfolios on the yield curve (13 months or less), investing in high-quality securities and managing the funds' average weighted maturity based on our interest rate forecast.

Thank you for your investment in Money Market Fund and/or U.S. Government Money Market Fund. We remain committed to providing investments that help you achieve your financial goals.

Sincerely,


/s/ Nancy Shellenberger Olsen

Nancy Shellenberger Olsen
Portfolio Manager

--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                                    1997 Annual Report  4  Cash Management Funds

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

[PHOTO]
DOUGLAS J. WHITE, CFA
shares responsibility for the management of Tax-Exempt Money Market Fund. He has 14 years of financial experience.
--------------------------------------------------------------------------------


November 3, 1997

DEAR SHAREHOLDERS:

TAX-EXEMPT MONEY MARKET FUND'S YIELD INCREASED SINCE WE REPORTED TO YOU SIX MONTHS AGO. The fund's seven-day current yield rose from 2.63% on March 31, 1997, to 3.01%* on September 30, 1997. That compares to a yield of 2.81% on September 30, 1996. Yields fluctuated from month to month as a result of changing expectations of Federal Reserve Board (Fed) activity and seasonal technical imbalances. We'll discuss these factors - and how they affected the fund -- below.

SHORT-TERM INTEREST RATES FLUCTUATED DURING THE PERIOD AS EXPECTATIONS FOR ECONOMIC GROWTH CHANGED. During fourth quarter 1996, slower growth led the markets to expect that the Fed would not change the federal funds rate.*** But by late February, the economy was perceived to be picking up steam - and on March 25 the Fed


* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the fund's inception, the fund's distributor voluntarily waived certain 12b-1 fees. Without waivers, the fund's seven-day current yield would have been 2.91% on September 30, 1997.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1997

[CHART]

Other Assets                                         1%

Housing Revenue                                      3%

Industrial Development Revenue                      13%

Electric Revenue                                     2%

Health Services Revenue                              5%

Water/Sewer/Pollution Control Revenue                8%

Sales/Excise Tax Revenue                             7%

General Obligations                                 20%

Health Services Revenue                              6%

Repurchase Agreements                                1%

Leasing Revenue                                      5%

Education Revenue                                    3%

Other Revenue                                        5%

Hospital Revenue                                    21%



*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                                    1997 Annual Report  5  Cash Management Funds

--------------------------------------------------------------------------------

[PHOTO]
CATHERINE STIENSTRA
shares responsibility for the management of Tax-Exempt Money Market Fund. She has six years of financial experience.
--------------------------------------------------------------------------------

raised the fed funds rate by 0.25%. The markets turned around again in the second quarter, reflecting decelerating inflation and signs that the economy was slowing. In the third quarter, expectations of weaker economic growth, combined with continued good news about inflation, resulted in reduced bond yields.

THE MUNICIPAL NOTE SUPPLY SEASON BEGAN IN EARLY JUNE AND ENDED IN THE LATTER PART OF SEPTEMBER. During this supply glut, the average weighted maturity*** of our benchmark*** rose from 32 days to 51 days, a year-to-date high. Your fund followed a similar pattern, rising from 40 days to 57 days during the same period.

WE TOOK ADVANTAGE OF THE SUPPLY OPPORTUNITY AND PURCHASED A SUBSTANTIAL POSITION IN HIGH-QUALITY NOTES, AS THEIR YIELDS REPRESENTED CONSIDERABLE VALUE. We also added some new tax-exempt commercial paper to the fund in the second quarter, since this group of securities was attractively valued. Purchasing these notes and commercial paper helped us maintain our allocation of fixed-rate securities at approximately 35%. Meanwhile, yields on daily and weekly tax-exempt variable rate securities fluctuated dramatically during the past quarter, ranging from 40% to 100% of their taxable counterparts. However, the trend in these ratios has been downward as tax-exempt money market fund assets (and demand for the securities) have risen.

WE INTEND TO CONTINUE MANAGING THE FUND WITH 35% TO 45% FIXED RATE SECURITIES AND 55% TO 65% VARIABLE RATE SECURITIES. Keeping a significant portion of variable rate securities allows the fund to take advantage of any increase in short-term interest rates caused by technical imbalances or an increase in interest rates caused by the Fed.

--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                                    1997 Annual Report  6  Cash Management Funds

--------------------------------------------------------------------------------

THE FUND'S TOTAL ASSETS INCREASED 12% DURING THE PAST YEAR, MOST LIKELY DUE, IN PART, TO NERVOUSNESS ABOUT STOCK MARKET VOLATILITY AND POSSIBLE INTEREST RATE MOVES BY THE FED. While the fund's asset level rose during the year, it fluctuated month to month. Another factor that may have caused asset fluctuations in the fund, and tax-exempt money market funds in general, was a proposal to eliminate favorable tax treatment of municipal income allowed to corporations. While this proposal was not adopted, it may have prompted corporations to sell their holdings of tax-exempt money market funds.

WE BELIEVE THE FED WILL DECIDE TO KEEP INTEREST RATES UNCHANGED AT ITS NEXT MEETING IN NOVEMBER. We will remain cautious in managing your fund's average maturity until we have a clearer picture of how the economy will unfold.

Thank you for investing in Tax-Exempt Money Market Fund. We remain dedicated to providing management services and investments that help you achieve your financial goals.

Sincerely,


/s/ Douglas J. White

Douglas J. White
Portfolio Manager



/s/ Catherine M. Stienstra

Catherine M. Stienstra
Portfolio Manager

--------------------------------------------------------------------------------

                                    1997 Annual Report  7  Cash Management Funds

Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  September 30, 1997
 ................................................................................

                                                                                U.S. GOVERNMENT     TAX-EXEMPT
                                                                   MONEY             MONEY             MONEY
                                                                MARKET FUND       MARKET FUND       MARKET FUND
                                                              ---------------   ---------------   ---------------
ASSETS:
Investments in securities at amortized cost which
  approximates market value (note 2) (including repurchase
  agreements of $0; $42,436,000 and $3,250,000,
  respectively) ............................................  $2,275,641,747    $  287,891,314    $  233,576,156
Cash in bank on demand deposit .............................       1,033,573            43,767            29,540
Accrued interest receivable ................................       9,883,331         1,415,989         1,240,393
                                                              ---------------   ---------------   ---------------
  Total assets .............................................   2,286,558,651       289,351,070       234,846,089
                                                              ---------------   ---------------   ---------------

LIABILITIES:
Dividends payable to shareholders ..........................       2,648,240           374,597           188,934
Payable for investment securities purchased ................      16,989,290         3,997,480                --
Accrued investment management fee ..........................         715,132           117,888            96,947
Accrued distribution and service fees ......................         374,022            47,155            38,779
                                                              ---------------   ---------------   ---------------
  Total liabilities ........................................      20,726,684         4,537,120           324,660
                                                              ---------------   ---------------   ---------------
  Net assets applicable to outstanding capital stock .......  $2,265,831,967    $  284,813,950    $  234,521,429
                                                              ---------------   ---------------   ---------------
                                                              ---------------   ---------------   ---------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............  $2,265,831,967    $  284,813,950    $  234,521,429
                                                              ---------------   ---------------   ---------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $2,265,831,967    $  284,813,950    $  234,521,429
                                                              ---------------   ---------------   ---------------
                                                              ---------------   ---------------   ---------------

NET ASSET VALUE AND OFFERING PRICE:

CLASS A (NOTE 1):
Net assets .................................................  $2,265,821,728    $  284,813,950    $  234,521,429
Shares outstanding (authorized 80 billion, 100 billion and
  100 billion shares, respectively, of $0.01 par value) ....   2,265,821,728       284,813,950       234,521,429
Net asset value and offering price per share ...............  $         1.00    $         1.00    $         1.00

CLASS B:
Net assets .................................................  $       10,239                --                --
Shares outstanding (authorized 10 billion shares of $0.01
  par value) ...............................................          10,239                --                --
Net asset value and offering price per share ...............  $         1.00                --                --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                  1997 Annual Report  8  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For The Year Ended September 30, 1997
 ................................................................................

                                                                               U.S. GOVERNMENT      TAX-EXEMPT
                                                                  MONEY             MONEY              MONEY
                                                               MARKET FUND       MARKET FUND        MARKET FUND
                                                              -------------   ------------------   -------------
INCOME:
Interest ...................................................  $117,602,043    $      16,096,745    $  8,124,633
                                                              -------------   ------------------   -------------

EXPENSES (NOTE 5):
Investment management fee ..................................     8,205,374            1,460,611       1,113,781
Distribution and service fees:
  Class A ..................................................     6,330,924              876,366         668,268
  Class B ..................................................            63                   --              --
Custodian and accounting fees ..............................       759,736              201,992         159,181
Transfer agent and dividend disbursing agent fees ..........     3,469,744              224,279         140,364
Registration fees ..........................................       262,563               39,830          42,581
Reports to shareholders ....................................       128,579               38,960          34,925
Directors' fees ............................................         7,968                7,968           7,968
Audit and legal fees .......................................        45,166               40,166          40,166
Other expenses .............................................       164,913               28,177          23,077
                                                              -------------   ------------------   -------------
  Total expenses ...........................................    19,375,030            2,918,349       2,230,311
    Less Class A expenses waived by the distributor ........    (2,117,729)            (295,089)       (224,639)
                                                              -------------   ------------------   -------------

  Net expenses before expenses paid indirectly .............    17,257,301            2,623,260       2,005,672
    Less expenses paid indirectly ..........................        (4,298)              (2,816)         (7,788)
                                                              -------------   ------------------   -------------

  Total net expenses .......................................    17,253,003            2,620,444       1,997,884
                                                              -------------   ------------------   -------------

  Net investment income ....................................  $100,349,040    $      13,476,301    $  6,126,749
                                                              -------------   ------------------   -------------
                                                              -------------   ------------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                  1997 Annual Report  9  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                Year Ended        Year Ended
                                                                  9/30/97           9/30/96
                                                              ---------------   ---------------
OPERATIONS:
Net investment income ......................................  $   100,349,040   $    89,634,259
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................     (100,348,789)      (89,498,180)
CLASS B:
  From net investment income ...............................             (251)               --
                                                              ---------------   ---------------
  Total distributions ......................................     (100,349,040)      (89,498,180)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................      300,021,720       262,951,258
CLASS B ....................................................           10,239                --
                                                              ---------------   ---------------
  Increase in net assets from capital share transactions ...      300,031,959       262,951,258
                                                              ---------------   ---------------
  Total increase in net assets .............................      300,031,959       263,087,337

Net assets at beginning of year ............................    1,965,800,008     1,702,712,671
                                                              ---------------   ---------------

Net assets at end of year ..................................  $ 2,265,831,967   $ 1,965,800,008
                                                              ---------------   ---------------
                                                              ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 1997 Annual Report  10  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                    U.S. GOVERNMENT MONEY
                                                                         MARKET FUND
                                                              ---------------------------------
                                                                Year Ended        Year Ended
                                                                  9/30/97           9/30/96
                                                              ---------------   ---------------
OPERATIONS:
Net investment income ......................................  $    13,476,301   $    13,649,679
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................      (13,476,301)      (13,649,679)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase (decrease) in net assets from capital share
  transactions .............................................       (6,207,861)       34,574,664
                                                              ---------------   ---------------
  Total increase (decrease) in net assets ..................       (6,207,861)       34,574,664

Net assets at beginning of year ............................      291,021,811       256,447,147
                                                              ---------------   ---------------

Net assets at end of year ..................................  $   284,813,950   $   291,021,811
                                                              ---------------   ---------------
                                                              ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 1997 Annual Report  11  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                         TAX-EXEMPT
                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                Year Ended        Year Ended
                                                                  9/30/97           9/30/96
                                                              ---------------   ---------------
OPERATIONS:
Net investment income ......................................  $     6,126,749   $     6,199,461
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................       (6,126,749)       (6,199,461)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase in net assets from capital share transactions .....       24,582,439         3,727,356
                                                              ---------------   ---------------
  Total increase in net assets .............................       24,582,439         3,727,356

Net assets at beginning of year ............................      209,938,990       206,211,634
                                                              ---------------   ---------------

Net assets at end of year ..................................  $   234,521,429   $   209,938,990
                                                              ---------------   ---------------
                                                              ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 1997 Annual Report  12  Cash Management Funds

        Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single open-end management investment company. The company currently has 12 series, including Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (the funds). Each fund is classified as a diversified series. The company's articles of incorporation permit the board of directors to create additional series in the future.

               Money Market Fund commenced offering Class B shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Key features of each class are:

                  CLASS A:
               - Lower distribution fees than Class B

                  CLASS B:
               - Subject to a contingent deferred sales charge upon redemption

               - Higher distribution fees than Class A

               - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

               - Available for purchase only in exchange for Class B shares of another fund managed by the adviser

               The classes of shares of Money Market Fund have the same rights and are identical in all respects except that each class bears different distribution expenses, has exclusive voting rights with respect to matters affecting that class and has different exchange privileges. U.S. Government Money Market Fund and Tax-Exempt Money Market Fund each have a single class of shares, which are shown as Class A in the financial statements.

               Money Market Fund invests in a variety of high-quality money market instruments such as high-grade domestic and U.S. dollar denominated foreign commercial paper, repurchase agreements,

---------------------------------------------------------------------

                 1997 Annual Report  13  Cash Management Funds

--------------------------------------------------------------------------------
               obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. government securities and short-term corporate obligations.

               U.S. Government Money Market Fund invests in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

               Tax-Exempt Money Market Fund invests primarily in high-quality, tax-exempt securities with short-term maturities, including municipal bonds, notes and commercial paper.

               There is no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued on the basis of amortized cost, which approximates market value.

               Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, is accrued daily.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

---------------------------------------------------------------------

                 1997 Annual Report  14  Cash Management Funds

--------------------------------------------------------------------------------

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions to shareholders from net investment income for Money Market Fund are declared separately for each class daily and reinvested in additional shares of the same class monthly. Distributions to shareholders from net investment income for U.S. Government Money Market Fund and Tax-Exempt Money Market Fund are declared daily and reinvested in additional shares of the funds monthly.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                  ALLOCATION OF INCOME, EXPENSES AND GAINS(LOSSES)
               Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses for Money Market Fund are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which include distribution and service fees, are charged directly to such class.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to

---------------------------------------------------------------------

                 1997 Annual Report  15  Cash Management Funds

--------------------------------------------------------------------------------
               make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities for the year ended September 30, 1997, were as follows:

                                                           U.S. GOVERNMENT      TAX-EXEMPT
                                           MONEY MARKET      MONEY MARKET      MONEY MARKET
                                               FUND              FUND              FUND
                                          ---------------  ----------------   ---------------
Purchases ..............................  $17,848,151,969   $ 5,910,709,711   $ 1,128,071,553
Proceeds from sales ....................  $17,536,379,799   $ 5,912,471,778   $ 1,102,909,615

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
               Capital share transactions for the funds at net asset value of $1 were as follows:

                                                          YEAR ENDED (a)                                 YEAR ENDED
                                                           SEPTEMBER 30,                               SEPTEMBER 30,
                                                               1997                                         1996
                                                      ----------------------                        --------------------
MONEY MARKET FUND:
CLASS A
  Sales of fund shares .................                  $                16,997,576,820              $           8,148,803,714
  Issued for reinvested
    distributions ......................                                       97,113,763                             86,341,691
  Redemptions of fund shares ...........                                  (16,794,668,863)                        (7,972,194,147)
                                                                   ----------------------                   --------------------
                                                          $                   300,021,720              $             262,951,258
                                                                   ----------------------                   --------------------
                                                                   ----------------------                   --------------------
CLASS B
  Sales of fund shares .................                  $                        11,044              $                      --
  Issued for reinvested
    distributions ......................                                              240                                     --
  Redemptions of fund shares ...........                                  )        (1,045                                     --
                                                                   ----------------------                   --------------------
                                                          $                        10,239              $                      --
                                                                   ----------------------                   --------------------
                                                                   ----------------------                   --------------------

                  (a) Period from February 18, 1997 (commencement of offering)
                      to September 30, 1997 for Class B shares.

---------------------------------------------------------------------

                 1997 Annual Report  16  Cash Management Funds

--------------------------------------------------------------------------------

                                             YEAR ENDED          YEAR ENDED
                                            SEPTEMBER 30,       SEPTEMBER 30,
                                                1997                1996
                                          -----------------   -----------------
U.S. GOVERNMENT MONEY MARKET FUND:
  Sales of fund shares .................  $   1,179,382,187   $   1,241,641,588
  Issued for reinvested
    distributions ......................         13,081,170          13,290,413
  Redemptions of fund shares ...........     (1,198,671,218)     (1,220,357,337)
                                          -----------------   -----------------
                                          $      (6,207,861)  $      34,574,664
                                          -----------------   -----------------
                                          -----------------   -----------------

                                             YEAR ENDED          YEAR ENDED
                                            SEPTEMBER 30,       SEPTEMBER 30,
                                                1997                1996
                                          -----------------   -----------------
TAX-EXEMPT MONEY MARKET FUND:
  Sales of fund shares .................  $   1,905,106,004   $   1,478,505,358
  Issued for reinvested
    distributions ......................          5,907,226           6,041,943
  Redemptions of fund shares ...........     (1,886,430,791)     (1,480,819,945)
                                          -----------------   -----------------
                                          $      24,582,439   $       3,727,356
                                          -----------------   -----------------
                                          -----------------   -----------------

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT FEE
               The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 0.50% of the first $500 million in net assets, 0.425% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and then decreasing in reduced percentages to 0.275% of net assets in excess of $2.5 billion. For the year ended September 30, 1997, the effective investment management fee paid by the funds was 0.39%, 0.50% and 0.50% on an annual basis for Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, respectively.

                  DISTRIBUTION AND SERVICE FEES
               Each fund also pays Piper Jaffray Inc. (Piper Jaffray), the funds' distributor, fees accrued daily and paid quarterly for providing

---------------------------------------------------------------------

                 1997 Annual Report  17  Cash Management Funds

--------------------------------------------------------------------------------
               shareholder services and distribution-related services. The fees for each class, which were being voluntarily limited for U.S. Government Money Market Fund, Tax-Exempt Money Market Fund and Class A of Money Market Fund for the year ended September 30, 1997, are stated below as a percent of average daily net assets attributable to such shares.

                                          MONEY MARKET FUND
                                                              U.S. GOVERNMENT    TAX-EXEMPT
                                          -----------------    MONEY MARKET     MONEY MARKET
                                          CLASS A   CLASS B        FUND             FUND
                                          -------   -------   ---------------   ------------
Distribution fee .......................    0.05%     0.75%         0.05%           0.05%
Service fee ............................    0.25%     0.25%         0.25%           0.25%
                                          -------   -------        -----           -----
  Total distribution and service fees       0.30%     1.00%         0.30%           0.30%
                                          -------   -------        -----           -----
                                          -------   -------        -----           -----
  Total distribution and service fees
    after voluntary limitation .........    0.20%     1.00%         0.20%           0.20%
                                          -------   -------        -----           -----
                                          -------   -------        -----           -----

                  SHAREHOLDER ACCOUNT SERVICING FEES
               The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $9.00 per active shareholder account and $6.00 per inactive account. For the year ended September 30, 1997, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                                          U.S. GOVERNMENT     TAX-EXEMPT
                                          MONEY MARKET      MONEY MARKET     MONEY MARKET
                                              FUND              FUND             FUND
                                          -------------   ----------------   -------------
Piper Jaffray ..........................    $3,436,119        $207,768          $123,864
Piper Trust ............................        11,852               6                --
                                          -------------   ----------------   -------------
                                            $3,447,971        $207,774          $123,864
                                          -------------   ----------------   -------------
                                          -------------   ----------------   -------------

---------------------------------------------------------------------

                 1997 Annual Report  18  Cash Management Funds

--------------------------------------------------------------------------------

                  OTHER FEES AND EXPENSES
               In addition to the investment management, distribution and shareholder account servicing fees, each fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

---------------------------------------------------------------------

                 1997 Annual Report  19  Cash Management Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MONEY MARKET FUND

                                                         CLASS A
                                          --------------------------------------
                                                 Year Ended September 30,
                                          --------------------------------------
                                           1997    1996    1995    1994    1993
                                          ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, beginning of period ...  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                          ------  ------  ------  ------  ------
Operations:
  Net investment income ................    0.05    0.05    0.05    0.03    0.02
Distributions to shareholders:
  From net investment income ...........   (0.05)  (0.05)  (0.05)  (0.03)  (0.02)
                                          ------  ------  ------  ------  ------
Net asset value, end of period .........  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
SELECTED INFORMATION
Total return (a) .......................    4.84%   4.79%   5.05%   2.98%   2.45%
Net assets at end of period (in
  millions) ............................  $2,266  $1,966  $1,703  $1,185  $1,106
Ratio of expenses to average daily net
  assets ...............................    0.82%   0.84%   0.92%   0.93%   0.96%
Ratio of net investment income to
  average daily net assets .............    4.76%   4.73%   4.94%   2.90%   2.42%
Ratios before waivers by the
  distributor:
  Ratio of expenses to average daily net
    assets before waivers ..............    0.92%   0.94%   1.02%   1.03%   1.06%
  Ratio of net investment income to
    average daily net assets before
    waivers ............................    4.66%   4.63%   4.84%   2.80%   2.32%

                                             CLASS B
                                          -------------
                                          Period Ended
                                          September 30,
                                             1997(b)
                                          -------------
PER-SHARE DATA
Net asset value, beginning of period ...  $   1.00
                                          -------------
Operations:
  Net investment income ................      0.02
Distributions to shareholders:
  From net investment income ...........     (0.02)
                                          -------------
Net asset value, end of period .........  $   1.00
                                          -------------
                                          -------------
SELECTED INFORMATION
Total return (a) .......................      2.39%
Net assets at end of period (in
  thousands) ...........................  $     10
Ratio of expenses to average daily net
  assets ...............................      1.63%(c)
Ratio of net investment income to
  average daily net assets .............      4.00%(c)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(c)  ANNUALIZED.

---------------------------------------------------------------------

                 1997 Annual Report  20  Cash Management Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

U.S. GOVERNMENT MONEY MARKET FUND

                                                 Year Ended September 30,
                                          --------------------------------------
                                           1997    1996    1995    1994    1993
                                          ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, beginning of period ...  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                          ------  ------  ------  ------  ------
Operations:
  Net investment income ................    0.05    0.05    0.05    0.03    0.02
Distributions to shareholders:
  From net investment income ...........   (0.05)  (0.05)  (0.05)  (0.03)  (0.02)
                                          ------  ------  ------  ------  ------
Net asset value, end of period .........  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
SELECTED INFORMATION
Total return (a) .......................    4.71%   4.72%   4.99%   2.98%   2.51%
Net assets at end of period (in
  millions) ............................  $  285  $  291  $  256  $  185  $  195
Ratio of expenses to average daily net
  assets ...............................    0.90%   0.90%   0.91%   0.92%   0.93%
Ratio of net investment income to
  average daily
  net assets ...........................    4.61%   4.62%   4.90%   2.88%   2.41%
Ratios before waivers by the
  distributor:
  Ratio of expenses to average daily net
    assets before waivers ..............    1.00%   1.00%   1.01%   1.02%   1.03%
  Ratio of net investment income to
    average daily net assets before
    waivers ............................    4.51%   4.52%   4.80%   2.78%   2.31%

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.

---------------------------------------------------------------------

                 1997 Annual Report  21  Cash Management Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

TAX-EXEMPT MONEY MARKET FUND

                                                 Year Ended September 30,
                                          --------------------------------------
                                           1997    1996    1995    1994    1993
                                          ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, beginning of period ...  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                          ------  ------  ------  ------  ------
Operations:
  Net investment income ................    0.03    0.03    0.03    0.02    0.02
Distributions to shareholders:
  From net investment income (a) .......   (0.03)  (0.03)  (0.03)  (0.02)  (0.02)
                                          ------  ------  ------  ------  ------
Net asset value, end of period .........  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                          ------  ------  ------  ------  ------
                                          ------  ------  ------  ------  ------
SELECTED INFORMATION
Total return (b) .......................    2.77%   2.80%   3.02%   1.82%   1.87%
Net assets at end of period (in
  millions) ............................  $  235  $  210  $  206  $  178  $  169
Ratio of expenses to average daily net
  assets ...............................    0.90%   0.90%   0.91%   0.90%   0.92%
Ratio of net investment income to
  average daily net assets .............    2.75%   2.76%   2.97%   1.80%   1.83%
Ratios before waivers by the
  distributor:
  Ratio of expenses to average daily net
    assets before waivers ..............    1.00%   1.00%   1.01%   1.00%   1.02%
  Ratio of net investment income to
    average daily net assets before
    waivers ............................    2.65%   2.66%   2.87%   1.70%   1.73%

(a) INCLUDES DISTRIBUTIONS WHICH ARE TAXABLE FOR FEDERAL AND STATE INCOME TAX PURPOSES OF $0.0001 AND $0.0001 PER SHARE FOR FISCAL 1997 AND 1995, RESPECTIVELY.
(b) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.

---------------------------------------------------------------------

                 1997 Annual Report  22  Cash Management Funds

Investments in Securities
---------------------------------------------------------------------

MONEY MARKET FUND                                                  September 30, 1997
 ............................................................................................

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (5.9%):
  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (b) (1.7%):
    5.55%, 2/20/98 ......................................  $ 22,000,000       $    21,994,979
    5.58%, 11/3/97 ......................................    17,000,000            16,999,375
                                                                              ---------------
                                                                                   38,994,354
                                                                              ---------------
  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (b) (0.5%):
    5.85%, 1/29/98 ......................................    10,000,000            10,003,992
                                                                              ---------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (0.3%):
    5.89%, 5/29/98 ......................................     6,000,000             5,995,993
                                                                              ---------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (0.4%):
    5.43%, 10/21/97 .....................................    10,000,000             9,969,833
                                                                              ---------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (b) (1.6%):
    5.51%, 4/1/99 .......................................    10,375,000            10,337,780
    5.29%, 6/2/99 .......................................    18,000,000            17,916,094
    5.28%, 5/11/98 ......................................     8,500,000             8,496,515
                                                                              ---------------
                                                                                   36,750,389
                                                                              ---------------
  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (b) (1.4%):
    5.55%, 10/6/98 ......................................    17,000,000            16,989,290
    5.41%, 11/20/97 .....................................    14,375,000            14,375,606
                                                                              ---------------
                                                                                   31,364,896
                                                                              ---------------

      Total U.S. Government and Agency Securities
        (cost: $133,079,457)  ...........................                         133,079,457
                                                                              ---------------

U.S. GOVERNMENT AGENCY-BACKED SECURITIES (1.6%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.50%, 12/5/97 ........     3,000,000             2,970,208
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.51%,
      10/10/97 ..........................................     6,650,000             6,640,840
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.54%,
      10/27/97 ..........................................     4,550,000             4,531,795

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  23  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.52%,
      10/30/97 ..........................................  $ 21,735,000       $    21,638,352
                                                                              ---------------

      Total U.S. Government Agency-Backed Securities
        (cost: $35,781,195)  ............................                          35,781,195
                                                                              ---------------

BANK NOTES (3.3%):
    Bank One Columbus N.A., 5.69%, 10/28/97 .............    21,000,000            20,999,099
    First National Bank of Chicago, 6.00%, 3/24/98 ......    30,000,000            29,994,607
    LaSalle National Corp., 6.27%, 4/27/98 ..............    25,000,000            24,997,285
                                                                              ---------------

      Total Bank Notes
        (cost: $75,990,991)  ............................                          75,990,991
                                                                              ---------------

BANKERS ACCEPTANCES (0.4%):
    First Bank N.A., 5.49%, 10/21/97 ....................     5,000,000             4,984,750
    First Bank N.A., 5.49%, 10/27/97 ....................     5,000,000             4,980,175
                                                                              ---------------

      Total Bankers Acceptances
        (cost: $9,964,925)  .............................                           9,964,925
                                                                              ---------------

CERTIFICATES OF DEPOSIT (2.8%):
    Northern Trust Corp., 5.99%, 12/29/97 ...............    23,445,000            23,445,000
    Regions Bank, 5.57%, 10/24/97 .......................    20,000,000            20,000,000
    SouthTrust Bank, Birmingham, 5.54%, 10/1/97 .........    20,000,000            20,000,000
                                                                              ---------------

      Total Certificates Of Deposit
        (cost: $63,445,000)  ............................                          63,445,000
                                                                              ---------------

CERTIFICATES OF DEPOSIT - YANKEE (c) (8.2%):
    Bank of Nova Scotia, 5.95%, 6/29/98 .................    29,000,000            28,989,700
    Canadian Imperial Bank of Commerce, 5.69%, 3/2/98 ...    15,000,000            14,995,892
    Generale Bank Inc., 5.96%, 6/18/98 ..................    17,000,000            16,996,528
    Landesbank Hessen-Thueringen Girozentrale, 5.80%,
      1/13/98 ...........................................    25,000,000            24,996,589
    National Westminster Bank PLC, 5.66%, 2/11/98 .......    20,000,000            19,993,454
    Royal Bank of Canada, 5.88%, 9/17/98 ................    17,000,000            17,007,085
    Royal Bank of Canada, 5.80%, 3/3/98 .................    15,000,000            14,998,797
    Societe Generale, 5.87%, 3/4/98 .....................    15,000,000            14,998,184
    Societe Generale, 6.00%, 6/16/98 ....................    21,000,000            20,994,184

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  24  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
    Swiss Bank Corp., 6.05%, 5/22/98 ....................  $ 12,400,000       $    12,412,068
                                                                              ---------------

      Total Certificates Of Deposit - Yankee (c)
        (cost: $186,382,481)  ...........................                         186,382,481
                                                                              ---------------

COMMERCIAL PAPER (78.2%):
  BUSINESS CREDIT INSTITUTIONS (11.7%):
    American Express Credit Corp., 5.50%, 10/27/97 ......    17,000,000            16,932,472
    American Express Credit Corp., 5.50%, 10/31/97 ......    15,000,000            14,931,250
    BellSouth Capital Funding Corp., 5.49%, 10/6/97 .....    20,000,000            19,984,750
    BTR Dunlop Finance Inc., 5.51%, 11/7/97 .............    19,140,000(d)         19,031,609
    BTR Dunlop Finance Inc., 5.52%, 11/18/97 ............     5,000,000(d)          4,963,200
    BTR Dunlop Finance Inc., 5.57%, 2/4/98 ..............     6,255,000(d)          6,133,059
    Caterpillar Financial Services Corp., 5.72%,
      11/3/97 ...........................................     5,000,000             4,973,783
    Caterpillar Financial Services Corp., 5.70%,
      11/3/97 ...........................................    20,500,000            20,392,888
    Deere (John) Capital Corp., 5.70%, 10/17/97 .........    20,000,000            19,951,111
    Ford Motor Credit Co., 5.50%, 10/23/97 ..............    15,000,000            14,949,583
    General Electric Capital Corp., 5.51%, 11/17/97 .....    25,000,000            24,820,160
    General Electric Capital Corp., 5.58%, 4/30/98 ......    15,000,000            14,509,425
    Motorola Credit Corp., 5.55%, 10/23/97 ..............     4,975,000             4,958,126
    Novartis Finance Corp., 6.35%, 10/1/97 ..............       602,000(d)            602,000
    Pitney Bowes Credit Corp., 5.49%, 10/23/97 ..........    14,855,000            14,805,161
    St. Michael Finance PLC, 5.55%, 10/6/97 .............     4,920,000(c)          4,916,208
    St. Michael Finance PLC, 5.50%, 11/13/97 ............    15,000,000(c)         14,901,458
    St. Michael Finance PLC, 5.50%, 11/5/97 .............    11,418,000(c)         11,356,945
    TECO Finance Inc., 5.54%, 10/27/97 ..................     3,942,000(d)          3,926,228
    TECO Finance Inc., 5.51%, 11/4/97 ...................    19,200,000(d)         19,100,085
    Toyota Motor Credit Corp., 5.49%, 10/9/97 ...........    10,000,000             9,987,800
                                                                              ---------------
                                                                                  266,127,301
                                                                              ---------------
  CONSUMER HEALTH (0.3%):
    Becton Dickinson & Co., 5.70%, 10/6/97 ..............     5,750,000             5,745,448
                                                                              ---------------
  CONSUMER NON-DURABLES (2.2%):
    Clorox Co., 5.50%, 10/30/97 .........................    16,980,000            16,904,769
    Toys 'R' Us Inc., 5.50%, 10/10/97 ...................    32,000,000            31,956,000
                                                                              ---------------
                                                                                   48,860,769
                                                                              ---------------
  DIVERSIFIED CHEMICALS (3.9%):
    Akzo Nobel Inc., 5.65%, 10/6/97 .....................    13,717,000            13,706,236
    Akzo Nobel Inc., 5.52%, 10/15/97 ....................     9,540,000             9,519,521
    Bayer Corp., 5.51%, 10/7/97 .........................    20,000,000(d)         19,981,633

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  25  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
    Bayer Corp., 5.50%, 10/14/97 ........................  $ 12,500,000(d)    $    12,475,174
    BOC Group Inc. (DE), 5.50%, 10/1/97 .................    10,000,000            10,000,000
    DuPont (E.I.) de Nemours & Co., 5.50%, 10/6/97 ......     9,650,000(d)          9,642,628
    DuPont (E.I.) de Nemours & Co., 5.48%, 10/24/97 .....    12,265,000(d)         12,222,059
                                                                              ---------------
                                                                                   87,547,251
                                                                              ---------------
  DIVERSIFIED TECHNOLOGY (1.2%):
    EDS Finance PLC, 5.51%, 11/7/97 .....................    10,000,000(c)(d)       9,943,369
    Electronic Data Systems Corp., 5.54%, 11/19/97 ......    18,645,000            18,504,406
                                                                              ---------------
                                                                                   28,447,775
                                                                              ---------------
  ELECTRIC UTILITIES (3.0%):
    Electricity Corp. of New Zealand Ltd., 5.54%,
      2/11/98 ...........................................    22,000,000(c)         21,549,721
    Electricity Corp. of New Zealand Ltd., 5.55%,
      10/21/97 ..........................................     7,576,000(c)          7,552,641
    National Cooperative Services Corp., 5.54%,
      10/9/97 ...........................................    14,528,000(d)         14,510,114
    National Rural Utilities Cooperative Finance Corp.,
      5.48%, 10/20/97 ...................................    19,000,000            18,945,048
    Wisconsin Electric Power Co., 5.49%, 10/23/97 .......     5,000,000             4,983,225
                                                                              ---------------
                                                                                   67,540,749
                                                                              ---------------
  ELECTRIC AND GAS UTILITIES (0.9%):
    Citizens Utilities Co., 5.50%, 10/8/97 ..............    20,000,000(d)         19,978,611
                                                                              ---------------
  ELECTRICAL EQUIPMENT (0.9%):
    Hitachi America Ltd., 5.52%, 10/28/97 ...............     5,000,000             4,979,300
    Hitachi America Ltd., 5.52%, 12/22/97 ...............    16,000,000            15,798,827
                                                                              ---------------
                                                                                   20,778,127
                                                                              ---------------
  FINANCIAL AND REAL ESTATE INSTITUTIONS (5.0%):
    Bass Finance (C.I.) Ltd., 5.55%, 11/5/97 ............    22,039,000(c)         21,920,081
    Caisse des Depots et Consignations, 5.52%,
      10/2/97 ...........................................    15,000,000(c)(d)      14,997,700
    Caisse des Depots et Consignations, 5.56%,
      10/15/97 ..........................................    15,000,000(c)(d)      14,967,567
    Eksportfinans A/S, 5.49%, 10/27/97 ..................    10,000,000(c)          9,960,350
    Eksportfinans A/S, 5.50%, 11/10/97 ..................     7,000,000(c)          6,957,222
    Eksportfinans A/S, 5.52%, 11/21/97 ..................    14,500,000(c)         14,386,610
    Fletcher Challenge Finance USA Inc., LOC National
      Westminster Bank PLC, 5.52%, 11/19/97 .............    15,000,000            14,887,300
    Hahn Issuing Corp., LOC Canadian Imperial Bank of
      Commerce, 5.53%, 10/3/97 ..........................     6,941,000             6,938,868
    U.S. Prime Property Inc., LOC ABN-AMRO Bank N.V.,
      5.55%, 10/02/97, 5.55%, 10/2/97 ...................     1,000,000               999,846

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  26  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
    U.S. Prime Property Inc., LOC Westpac Banking Corp.,
      5.53%, 10/15/97 ...................................  $  7,000,000       $     6,984,946
                                                                              ---------------
                                                                                  113,000,490
                                                                              ---------------
  FOOD AND BEVERAGE PRODUCTS (2.5%):
    Allied Domecq North America Corp., 5.55%,
      10/16/97 ..........................................     5,760,000             5,746,680
    Campbell Soup Co., 5.28%, 11/14/97 ..................    16,100,000(d)         15,996,101
    Heinz (H.J) Co., 5.49%, 10/10/97 ....................    10,574,000            10,559,487
    Heinz (H.J) Co., 5.50%, 10/8/97 .....................     4,500,000             4,495,188
    Heinz (H.J) Co., 5.50%, 10/21/97 ....................     5,000,000             4,984,722
    Heinz (H.J) Co., 5.50%, 10/22/97 ....................     5,424,000             5,406,598
    Sysco Corp., 5.50%, 10/14/97 ........................    10,000,000(d)          9,980,139
                                                                              ---------------
                                                                                   57,168,915
                                                                              ---------------
  FULL LINE INSURANCE (2.1%):
    Associates Corp. of North America, 5.49%, 10/8/97 ...    25,000,000            24,973,313
    St. Paul Cos. Inc., 5.50%, 10/8/97 ..................     3,000,000(d)          2,996,792
    St. Paul Cos. Inc., 5.48%, 10/22/97 .................    10,000,000(d)          9,968,033
    St. Paul Cos. Inc., 5.51%, 10/2/97 ..................    10,000,000(d)          9,998,469
                                                                              ---------------
                                                                                   47,936,607
                                                                              ---------------
  GAS UTILITIES (0.9%):
    Questar Corp., 5.50%, 10/17/97 ......................     4,940,000             4,927,924
    Questar Corp., 5.52%, 10/21/97 ......................     5,000,000             4,984,667
    Questar Corp., 5.55%, 10/31/97 ......................     5,800,000             5,773,175
    Questar Corp., 5.55%, 11/4/97 .......................     4,500,000             4,476,413
                                                                              ---------------
                                                                                   20,162,179
                                                                              ---------------
  INDUSTRIAL CONGLOMERATE (2.7%):
    Minnesota Mining & Manufacturing Co., 5.55%,
      10/20/97 ..........................................    11,855,000            11,820,275
    Minnesota Mining & Manufacturing Co., 5.47%,
      10/22/97 ..........................................     7,765,000             7,740,223
    Saint-Gobain (Compagnie DE) S.A., 5.71%, 11/6/97 ....    16,935,000(c)         16,838,301
    Walt Disney Co., 5.52%, 10/10/97 ....................    24,038,000            24,004,828
                                                                              ---------------
                                                                                   60,403,627
                                                                              ---------------
  INDUSTRIAL EQUIPMENT (2.7%):
    Dover Corp., 5.52%, 10/16/97 ........................    10,000,000(d)          9,977,000
    Dover Corp., 5.53%, 10/21/97 ........................     9,169,000(d)          9,140,831
    Dover Corp., 5.53%, 10/23/97 ........................     9,758,000(d)          9,725,023
    Vermont American Corp., 5.48%, 10/15/97 .............    31,631,000(d)         31,563,591
                                                                              ---------------
                                                                                   60,406,445
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  27  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
  INSURANCE COMPANIES (2.9%):
    Allianz of America Finance Corp., 5.54%, 10/14/97 ...  $ 22,935,000(d)    $    22,889,117
    Allianz of America Finance Corp., 5.50%, 10/16/97 ...     5,000,000(d)          4,988,542
    Allianz of America Finance Corp., 5.55%, 11/10/97 ...     6,500,000(d)          6,459,917
    USAA Capital Corp., 5.54%, 11/6/97 ..................    16,000,000            15,911,360
    USAA Capital Corp., 5.49%, 11/18/97 .................    16,609,000            16,487,422
                                                                              ---------------
                                                                                   66,736,358
                                                                              ---------------
  MINING AND MINERAL RELATED (0.2%):
    U.S. Borax Inc., 5.53%, 10/27/97 ....................     5,000,000(d)          4,980,031
                                                                              ---------------
  MONEY CENTER BANKS (14.8%):
    Abbey National North America, 5.64%, 10/1/97 ........    15,000,000            15,000,000
    ABN-AMRO North America Finance Inc., 5.50%,
      10/16/97 ..........................................    20,000,000            19,954,167
    ABN-AMRO North America Finance Inc., 5.51%,
      12/29/97 ..........................................     6,000,000             5,918,268
    Banc One Corp., 5.50%, 10/6/97 ......................    10,000,000(d)          9,992,361
    Bank of New York Co, Inc., 5.52%, 10/2/97 ...........    22,000,000            21,996,627
    Bank of New York Co. Inc., 5.54%, 10/6/97 ...........    13,515,000            13,504,601
    Commerzbank U.S. Finance Inc., 5.50%, 10/22/97 ......    18,875,000            18,814,443
    Commonwealth Bank of Australia, 5.72%, 11/6/97 ......    10,826,000(c)         10,764,075
    Den Danske Corp. Inc., 5.50%, 10/6/97 ...............    10,000,000             9,992,361
    Den Danske Corp. Inc., 5.68%, 11/19/97 ..............    22,500,000            22,326,050
    Deutsche Bank Financial Inc., 5.50%, 10/29/97 .......    29,000,000            28,875,944
    Generale Bank Inc., 5.50%, 4/24/98 ..................    16,000,000            15,498,889
    Morgan (J.P.) & Co. Inc., 5.50%, 10/6/97 ............    14,000,000            13,989,306
    Morgan (J.P.) & Co. Inc., 5.50%, 10/17/97 ...........    14,530,000            14,494,482
    National Australia Funding (DE) Inc., 5.49%,
      10/3/97 ...........................................    25,000,000            24,992,375
    Toronto-Dominion Holdings USA Inc., 5.50%,
      11/13/97 ..........................................    30,000,000            29,802,917
    UBS Finance (DE) Inc., 5.53%, 10/6/97 ...............     5,800,000             5,795,545
    UBS Finance (DE) Inc., 5.50%, 10/9/97 ...............    28,394,000            28,359,296
    Westpac Capital Corp., 5.58%, 1/12/98 ...............    24,980,000            24,581,194
                                                                              ---------------
                                                                                  334,652,901
                                                                              ---------------
  OFFICE AND INDUSTRIAL SERVICES (1.3%):
    First Data Corp., 5.51%, 10/14/97 ...................    25,000,000            24,950,257
    First Data Corp., 5.51%, 12/9/97 ....................     5,000,000             4,947,196
                                                                              ---------------
                                                                                   29,897,453
                                                                              ---------------
  OIL INTEGRATED INTERNATIONAL (3.0%):
    Petrofina (DE) Inc., 5.52%, 10/1/97 .................     5,000,000             5,000,000
    Petrofina (DE) Inc., 5.51%, 10/3/97 .................    10,000,000             9,996,939
    Petrofina (DE) Inc., 5.51%, 11/12/97 ................    15,000,000            14,903,575

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  28  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
    Repsol International Finance B.V., 5.57%, 10/2/97 ...  $  8,940,000(c)    $     8,938,617
    TOTAL, 5.54%, 10/9/97 ...............................    20,000,000(c)         19,975,378
    TOTAL, 5.54%, 10/20/97 ..............................    10,000,000(c)          9,970,761
                                                                              ---------------
                                                                                   68,785,270
                                                                              ---------------
  OIL REFINING AND EXPLORATION (1.5%):
    Koch Industries Inc., 5.48%, 10/1/97 ................    20,000,000(d)         20,000,000
    Koch Industries Inc., 5.51%, 10/2/97 ................    14,375,000(d)         14,372,800
                                                                              ---------------
                                                                                   34,372,800
                                                                              ---------------
  PAPER (1.5%):
    Sonoco Products Co., 5.51%, 10/7/97 .................    23,615,000            23,593,314
    Sonoco Products Co., 5.53%, 10/22/97 ................    10,795,000            10,760,177
                                                                              ---------------
                                                                                   34,353,491
                                                                              ---------------
  PHARMACEUTICALS (1.4%):
    Abbott Laboratories, 5.48%, 10/17/97 ................     6,294,000             6,278,671
    Pfizer Inc., 5.49%, 10/24/97 ........................    24,487,000(d)         24,401,111
                                                                              ---------------
                                                                                   30,679,782
                                                                              ---------------
  PRINT MEDIA/PUBLISHING (1.0%):
    Gannett Co., 5.48%, 10/10/97 ........................    23,844,000(d)         23,811,334
                                                                              ---------------
  REGIONAL BANKS (1.1%):
    Norwest Corp., 5.49%, 10/31/97 ......................    25,000,000            24,885,625
                                                                              ---------------
  SECURITIES BROKER (4.3%):
    Goldman Sachs Group L.P., 5.65%, 10/3/97 ............    30,000,000            29,990,583
    Merrill Lynch & Co. Inc., 5.52%, 12/1/97 ............    12,000,000            11,887,760
    Merrill Lynch & Co. Inc., 5.52%, 11/12/97 ...........    15,000,000            14,903,400
    Merrill Lynch & Co. Inc., 5.60%, 4/6/98 .............    10,000,000             9,709,111
    Morgan Stanley Group Inc., 5.62%, 1/30/98 ...........    30,000,000            30,000,000
                                                                              ---------------
                                                                                   96,490,854
                                                                              ---------------
  SOVEREIGN CREDITS (0.9%):
    Quebec (Province of), 5.72%, 11/13/97 ...............    20,505,000(c)         20,364,905
                                                                              ---------------
  STAPLE CONGLOMERATES (0.9%):
    Grand Metropolitan Capital Corp., 5.53%, 11/25/97 ...    10,198,000            10,111,841
    Grand Metropolitan Capital Corp., 5.51%, 11/25/97 ...    10,549,000            10,460,198
                                                                              ---------------
                                                                                   20,572,039
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  29  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount             Value (a)
---------------------------------------------------------  ------------       ---------------
  TELECOMMUNICATIONS (3.0%):
    Ameritech Capital Funding Corp., 5.50%, 10/17/97 ....  $  7,000,000(d)    $     6,982,889
    Ameritech Capital Funding Corp., 5.50%, 10/24/97 ....     5,405,000(d)          5,386,007
    Ameritech Corp., 5.50%, 10/27/97 ....................    20,000,000            19,920,556
    BellSouth Telecommunications Inc., 5.55%, 10/7/97 ...     7,145,000             7,138,391
    BellSouth Telecommunications Inc., 5.50%,
      10/30/97 ..........................................     5,561,000             5,536,362
    SBC Communications Inc., 5.50%, 10/8/97 .............    19,506,000(d)         19,485,139
    SBC Communications Inc., 5.59%, 10/17/97 ............     3,105,000(d)          3,097,286
                                                                              ---------------
                                                                                   67,546,630
                                                                              ---------------
  TIRES/AUTO PARTS (0.4%):
    Denso International America Inc., 5.54%, 11/10/97 ...     5,000,000             4,969,222
    Denso International America Inc., 5.57%, 10/10/97 ...     3,800,000             3,794,709
                                                                              ---------------
                                                                                    8,763,931
                                                                              ---------------

      Total Commercial Paper
        (cost: $1,770,997,698)  .........................                       1,770,997,698
                                                                              ---------------

      Total Investments in Securities
        (cost: $2,275,641,747)(e)  ......................                     $ 2,275,641,747
                                                                              ---------------
                                                                              ---------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(c) SECURITIES OF FOREIGN ISSUERS ARE DENOMINATED IN U.S. DOLLARS. THE AGGREGATE VALUE OF THESE SECURITIES AT SEPTEMBER 30, 1997, IS $426,644,390, WHICH REPRESENTS 18.8% OF NET ASSETS.
(d) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER QUALIFIED INSTITUTIONAL BUYERS. SUBJECT TO THE OVERSIGHT OF THE BOARD OF DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE ADVISER. THE AGGREGATE VALUE OF THESE SECURITIES AT SEPTEMBER 30, 1997, IS $458,667,549, WHICH REPRESENTS 20.2% OF NET ASSETS.
(e)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

                 1997 Annual Report  30  Cash Management Funds

Investments in Securities
---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND                                  September 30, 1997
 .............................................................................................

                                                             Principal              Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (73.7%):
  FEDERAL FARM CREDIT BANK DISCOUNT NOTES (1.6%):
    5.41%, 12/4/97 ......................................  $   4,698,000         $   4,652,816
                                                                                 -------------

  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (b) (5.6%):
    5.56%, 11/2/98 ......................................      5,000,000             4,994,735
    5.47%, 12/17/97 .....................................      7,000,000             6,998,692
    5.50%, 3/19/98 ......................................      4,000,000             3,998,479
                                                                                 -------------
                                                                                    15,991,906
                                                                                 -------------

  FEDERAL FARM CREDIT MEDIUM TERM NOTES (1.8%):
    5.80%, 8/21/98 ......................................      5,000,000             5,000,000
                                                                                 -------------

  FEDERAL HOME LOAN BANK COUPON NOTES (5.4%):
    5.88%, 2/5/98 .......................................      5,000,000             4,999,826
    5.80%, 6/12/98 ......................................      3,475,000             3,473,594
    5.72%, 7/21/98 ......................................      5,200,000             5,198,581
    5.69%, 9/24/98 ......................................      1,670,000             1,668,656
                                                                                 -------------
                                                                                    15,340,657
                                                                                 -------------

  FEDERAL HOME LOAN BANK DISCOUNT NOTES (5.0%):
    5.43%, 10/10/97 .....................................      8,000,000             7,989,150
    5.48%, 10/22/97 .....................................      4,780,000             4,764,720
    5.44%, 12/2/97 ......................................      1,400,000             1,386,883
                                                                                 -------------
                                                                                    14,140,753
                                                                                 -------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (b) (1.8%):
    5.51%, 3/19/98 ......................................      5,000,000             4,998,312
                                                                                 -------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (2.5%):
    5.89%, 5/29/98 ......................................      7,000,000             6,995,325
                                                                                 -------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (12.6%):
    5.43%, 10/3/97 ......................................      7,000,000             6,997,889
    5.43%, 10/10/97 .....................................      5,000,000             4,993,213
    5.40%, 10/14/97 .....................................      7,000,000             6,986,350
    5.43%, 10/21/97 .....................................     10,000,000             9,969,833
    5.41%, 11/14/97 .....................................      7,000,000             6,953,714
                                                                                 -------------
                                                                                    35,900,999
                                                                                 -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  31  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                             Principal              Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (13.3%):
    5.42%, 12/3/97 ......................................  $   9,000,000         $   8,914,636
    5.42%, 12/4/97 ......................................      7,865,000             7,789,216
    5.43%, 10/20/97 .....................................      7,462,000             7,440,615
    5.40%, 10/9/97 ......................................      2,050,000             2,047,540
    5.49%, 10/27/97 .....................................      2,765,000             2,754,037
    5.44%, 12/22/97 .....................................      5,000,000             4,938,044
    5.43%, 12/29/97 .....................................      4,258,000             4,200,840
                                                                                 -------------
                                                                                    38,084,928
                                                                                 -------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (b) (4.2%):
    5.51%, 4/1/99 .......................................      5,000,000             4,982,063
    5.29%, 6/2/99 .......................................      3,000,000             2,988,365
    5.28%, 5/11/98 ......................................      4,000,000             3,998,360
                                                                                 -------------
                                                                                    11,968,788
                                                                                 -------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM TERM NOTES (4.7%):
    6.08%, 5/6/98 .......................................      4,000,000             3,997,265
    5.50%, 2/18/98 ......................................      9,355,000             9,345,016
                                                                                 -------------
                                                                                    13,342,281
                                                                                 -------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (b) (11.0%):
    5.23%, 10/14/97 .....................................     15,000,000            14,998,443
    5.23%, 11/24/97 .....................................      7,400,000             7,400,000
    5.55%, 10/6/98 ......................................      4,000,000             3,997,480
    5.41%, 11/20/97 .....................................      5,000,000             5,000,000
                                                                                 -------------
                                                                                    31,395,923
                                                                                 -------------

  U.S. TREASURY NOTES AND BONDS (4.2%):
    5.13%, 2/28/98 ......................................      7,000,000             6,981,192
    6.00%, 11/30/97 .....................................      5,000,000             5,004,382
                                                                                 -------------
                                                                                    11,985,574
                                                                                 -------------

      Total U.S. Government and Agency Securities
        (cost: $209,798,262)  ...........................                          209,798,262
                                                                                 -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  32  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                             Principal              Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         -------------
U.S. GOVERNMENT AGENCY-BACKED SECURITIES (12.5%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.50%, 12/5/97 ........  $  10,000,000         $   9,900,695
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.50%,
      10/15/97 ..........................................     10,000,000             9,978,611
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.52%,
      10/30/97 ..........................................      2,890,000             2,877,149
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.48%, 10/17/97 .......      1,139,000             1,136,226
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.47%, 10/22/97 .......      6,000,000             5,980,855
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.47%, 10/31/97 .......      5,810,000             5,783,516
                                                                                 -------------

      Total U.S. Government Agency-Backed Securities
        (cost: $35,657,052)  ............................                           35,657,052
                                                                                 -------------

REPURCHASE AGREEMENTS (14.9%):
    Repurchase agreement with Credit Suisse First Boston,
      acquired on 9/12/97, interest of $21,428, 5.51%,
      10/2/97 .                                                7,000,000(c)          7,000,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/4/97, interest of $25,020, 5.56%, 10/1/97 .......      6,000,000(d)          6,000,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/4/97, interest of $64,867, 5.56%, 10/16/97 ......     10,000,000(d)(e)      10,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/17/97, interest of $14,490, 5.52%, 10/8/97 ......      4,500,000(d)(e)       4,500,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/25/97, interest of $7,636, 5.61%, 10/2/97 .......      7,000,000(d)          7,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/26/97, interest of $8,657, 5.61%, 10/3/97 .......      7,936,000(d)          7,936,000
                                                                                 -------------

      Total Repurchase Agreements
        (cost: $42,436,000)  ............................                           42,436,000
                                                                                 -------------

      Total Investments in Securities
        (cost: $287,891,314) (f)  .......................                        $ 287,891,314
                                                                                 -------------
                                                                                 -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  33  Cash Management Funds

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(c) REPURCHASE AGREEMENT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(d) REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(e) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS $14,500,000 OR 5.1% OF NET ASSETS.
(f)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

                 1997 Annual Report  34  Cash Management Funds

Investments in Securities
---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND                                       September 30, 1997
 .............................................................................................

                                                              Principal             Market
Description of Security                                        Amount              Value (a)
---------------------------------------------------------  ---------------       -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

TAX-EXEMPT SECURITIES (b) (98.2%):
  EDUCATION REVENUE (3.2%):
    Illinois Development and Finance Authority, VRDN,
      4.15%, 8/1/26 .....................................  $     4,000,000(c)    $   4,000,000
    Minnesota State Higher Education Facilities
      Authority, VRDN, 4.10%, 3/1/24 ....................        3,430,000(c)        3,430,000
                                                                                 -------------
                                                                                     7,430,000
                                                                                 -------------

  ELECTRIC REVENUE (2.2%):
    Putnam County, FL, Pollution Control, 3.60%,
      12/15/97 ..........................................        2,000,000           2,000,000
    York County, SC, Pollution Control Revenue, 3.65%,
      2/15/98 .                                                  3,120,000           3,119,420
                                                                                 -------------
                                                                                     5,119,420
                                                                                 -------------

  GENERAL OBLIGATIONS (20.3%):
    District of Columbia Refunding, Series B, 6.63%,
      6/1/98 ............................................        1,000,000           1,017,241
    Hammond, IN, Advance Funding Program Note, 4.20%,
      1/8/98 ............................................        6,000,000           6,007,833
    Mankato, MN, VRDN, 4.10%, 2/1/18 ....................        3,400,000(c)        3,400,000
    Massachusetts State, 5.70%, 3/1/98 ..................        5,620,000           5,666,338
    Metropolitan Council, Minneapolis & St. Paul, MN,
      Area
      Transit, 4.25%, 2/1/98 ............................        2,655,000           2,661,060
    Milwaukee County, WI, 5.13%, 12/1/97 ................        1,475,000           1,478,776
    New York City, NY, Series C, VRDN, 4.00%, 10/1/23 ...        1,700,000(c)        1,700,000
    New York City, NY, Subseries A-10, VRDN, 4.00%,
      8/1/16 ............................................        3,000,000(c)        3,000,000
    New York City, NY, Subseries A-10, VRDN, 4.00%,
      8/15/17 ...........................................        1,500,000(c)        1,500,000
    New York City, NY, Subseries B-2, VRDN, 4.00%,
      8/15/20 ...........................................        3,300,000(c)        3,300,000
    New York City, NY, Subseries B-3, VRDN, 4.00%,
      8/15/18 ...........................................          700,000(c)          700,000
    New York City, NY, Subseries B-4, VRDN, 4.00%,
      8/15/22 ...........................................        2,000,000(c)        2,000,000
    New York City, NY, Subseries B-4, VRDN, 4.00%,
      8/15/23 ...........................................        5,100,000(c)        5,100,000
    New York City, NY, Subseries B-4, VRDN, 4.00%,
      8/15/21 ...........................................          900,000(c)          900,000
    Olathe, KS, Temporary Notes, Series A, 4.50%,
      6/1/98 ............................................        2,000,000           2,009,034
    Omaha, NE, 5.00%, 12/1/97 ...........................        1,080,000           1,082,365
    Richfield, MN, Independent School District, VRDN,
      4.25%, 2/1/10 .....................................        1,200,000(c)(d)     1,200,000
    Santa Cruz County, CA, 4.50%, 7/30/98 ...............        5,000,000           5,025,915
                                                                                 -------------
                                                                                    47,748,562
                                                                                 -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  35  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                              Principal             Market
Description of Security                                        Amount              Value (a)
---------------------------------------------------------  ---------------       -------------
  HEALTH/HOSPITAL/NURSING HOME (31.7%):
    Alaska Industrial Development Authority, VRDN,
      3.50%, 6/1/10 .....................................  $     3,540,000(c)    $   3,540,000
    Colorado Health Facilities Authority, Boulder
      Hospital, VRDN, 4.05%, 10/1/14 ....................        5,500,000(c)        5,500,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.85%, 12/1/16 ....................................        3,510,000(c)        3,510,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.85%, 12/1/25 ....................................        6,550,000(c)        6,550,000
    Idaho Health Facilities Authority, VRDN, 3.85%,
      5/1/22 ............................................        7,565,000(c)        7,565,000
    Illinois Development and Finance Authority, VRDN,
      4.05%, 3/1/15 .....................................        1,100,000(c)        1,100,000
    Illinois Health Facilities Authority, VRDN, 4.10%,
      1/1/16 ............................................        7,000,000(c)        7,000,000
    Illinois Health Facilities Authority, VRDN, 4.10%,
      12/1/15 ...........................................          750,000(c)          750,000
    Illinois Health Facilities Authority, VRDN, 3.85%,
      11/1/20 ...........................................        8,475,000(c)        8,475,000
    Indiana Health Facilities Authority, VRDN, 4.05%,
      11/1/09 ...........................................          900,000(c)          900,000
    Indiana Health Facilities Authority, VRDN, 4.05%,
      12/1/10 ...........................................        1,870,000(c)        1,870,000
    Indiana Hospital Equipment Finance Authority, VRDN,
      4.05%, 12/1/15 ....................................        8,000,000(c)        8,000,000
    Minnesota Agriculture and Economic Development Board,
      VRDN, 4.10%, 9/1/20 ...............................        2,000,000(c)        2,000,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 4.10%, 6/1/19 ...............................        7,815,000(c)        7,815,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.95%, 8/15/16 ..............................        3,350,000(c)        3,350,000
    Wisconsin State Health Facilities, VRDN, 3.95%,
      1/1/16 ............................................        6,370,000(c)        6,370,000
                                                                                 -------------
                                                                                    74,295,000
                                                                                 -------------

  HOUSING REVENUE (3.2%):
    Iowa HFA, VRDN, 4.25%, 1/1/15 .......................        1,435,000(c)        1,435,000
    New Hampshire State HFA, AMT, VRDN, 4.10%, 5/1/25 ...        1,000,000(c)(d)     1,000,000
    Virginia State Housing Authority, 3.80%, 6/10/98 ....        5,000,000           5,000,000
                                                                                 -------------
                                                                                     7,435,000
                                                                                 -------------

  INDUSTRIAL DEVELOPMENT REVENUE (12.8%):
    Delaware State Economic Development Authority, Series
      C,
      AMT, VRDN, 4.20%, 8/1/29 ..........................        8,000,000(c)        8,000,000
    Evansville, IN, VRDN, 4.20%, 9/1/04 .................        2,500,000(c)        2,500,000
    Gillette, WY, 3.60%, 10/15/97 .......................        2,000,000           2,000,000
    Henderson, NV, Public Improvement, AMT, VRDN,
      4.50%, 4/1/07......................................        1,300,000(c)(d)     1,300,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  36  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                              Principal             Market
Description of Security                                        Amount              Value (a)
---------------------------------------------------------  ---------------       -------------
    Illinois Development and Finance Authority, AMT,
      VRDN, 4.30%, 10/1/06 ..............................  $       780,000(c)(d) $     780,000
    Illinois Development and Finance Authority, AMT,
      VRDN, 4.45%, 4/1/15 ...............................        2,125,000(c)(d)     2,125,000
    Illinois Development and Finance Authority, VRDN,
      4.10%, 11/1/28 ....................................        2,400,000(c)        2,400,000
    Minneapolis Commercial Development Revenue,
      International Centre, VRDN, 4.10%, 9/1/13 .........        2,200,000(c)        2,200,000
    Tremonton, UT, AMT, VRDN, 4.50%, 6/1/00 .............        1,100,000(c)(d)     1,100,000
    Warren County, OH, VRDN, 4.35%, 9/1/15 ..............        7,650,000(c)        7,650,000
                                                                                 -------------
                                                                                    30,055,000
                                                                                 -------------

  LEASING REVENUE (4.9%):
    Metro Government Nashville and Davidson Counties, TN,
      VRDN, 3.70%, 12/1/14 ..............................        2,500,000(c)        2,500,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.85%, 11/7/97 ....................................        2,390,000           2,390,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.70%, 10/9/97 ....................................        6,500,000           6,500,000
                                                                                 -------------
                                                                                    11,390,000
                                                                                 -------------

  OTHER REVENUE (5.1%):
    California State, 4.50%, 6/30/98 ....................        3,000,000           3,014,738
    Milwaukee, WI, Revenue Anticipation Notes, Series A,
      4.25%, 2/19/98 ....................................        1,000,000           1,001,201
    Texas State TRANS, Series A, 4.75%, 8/31/98 .........        5,000,000           5,040,521
    Wisconsin State Operating Notes, 4.50%, 6/15/98 .....        3,000,000           3,013,313
                                                                                 -------------
                                                                                    12,069,773
                                                                                 -------------

  SALES TAX REVENUE (6.8%):
    Bloomington, MN, Port Authority, VRDN, 4.15%,
      2/1/09 ............................................          900,000(c)          900,000
    Bloomington, MN, Port Authority, VRDN, 4.15%,
      2/1/09 ............................................        1,800,000(c)        1,800,000
    Bloomington, MN, Port Authority, VRDN, 4.15%,
      2/1/13 ............................................        4,800,000(c)        4,800,000
    Wyoming State General Fund TRANS, 4.25%, 6/26/98 ....        5,000,000           5,015,977
    Wyoming State General Fund TRANS, 4.50%, 6/26/98 ....        3,500,000           3,517,424
                                                                                 -------------
                                                                                    16,033,401
                                                                                 -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 1997 Annual Report  37  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                              Principal             Market
Description of Security                                        Amount              Value (a)
---------------------------------------------------------  ---------------       -------------
  WATER/POLLUTION CONTROL REVENUE (8.0%):
    Allegheny County , PA, 3.65%, 10/8/97 ...............  $     3,900,000       $   3,900,000
    Clark County, KY, 3.75%, 10/15/97 ...................        2,000,000           2,000,000
    Converse County, WY, 3.55%, 10/15/97 ................        1,000,000           1,000,000
    East Baton Rouge Parish, LA, VRDN, 4.05%, 10/1/99 ...        1,000,000(c)        1,000,000
    New York City, NY, Municipal Water Authority, VRDN,
      4.10%, 6/15/25 ....................................        5,850,000(c)        5,850,000
    New York City, NY, Water Finance Authority Water and
      Sewer System Revenue, 3.75%, 12/18/97 .............        5,000,000           5,000,000
                                                                                 -------------
                                                                                    18,750,000
                                                                                 -------------

      Total Tax-Exempt Securities (b)
        (cost: $230,326,156)  ...........................                          230,326,156
                                                                                 -------------

REPURCHASE AGREEMENTS (1.4%):
    Repurchase agreement with Goldman Sachs, acquired on
      9/30/97, interest of $555, 6.15%, 10/1/97
      (cost: $3,250,000) ................................        3,250,000(e)        3,250,000
                                                                                 -------------

      Total Investments in Securities
        (cost: $233,576,156)(f)  ........................                        $ 233,576,156
                                                                                 -------------
                                                                                 -------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         AMT - ALTERNATIVE MINIMUM TAX. AS OF SEPTEMBER 30, 1997, THE AGGREGATE
          MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $14,305,000, WHICH REPRESENTS 6.1% OF NET ASSETS.
         HFA - HOUSING FINANCE AUTHORITY
         TRANS - TAX AND REVENUE ANTICIPATION NOTE
         VRDN - VARIABLE RATE DEMAND NOTE
(c) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE OR THE PERIOD REMAINING UNTIL THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
(d) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER QUALIFIED INSTITUTIONAL BUYERS. SUBJECT TO THE OVERSIGHT OF THE BOARD OF DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE ADVISER. THE AGGREGATE VALUE OF THESE SECURITIES AT SEPTEMBER 30, 1997, IS $7,505,000, WHICH REPRESENTS 3.2% OF NET ASSETS.
(e) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(f)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

                 1997 Annual Report  38  Cash Management Funds

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
PIPER FUNDS INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (funds within Piper Funds Inc.) as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 1997, and the financial highlights for each of the years in the five-year period ended September 30, 1997. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund at September 30, 1997, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 24, 1997

---------------------------------------------------------------------

                 1997 Annual Report  39  Cash Management Funds

        Federal Income Tax Information
--------------------------------------------------------------------------------

               The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported to you on Form 1099-DIV. Please consult a tax adviser on how to report these distributions at the state and local levels.

                  INCOME DISTRIBUTIONS

                                                                           U.S.
                                                                        GOVERNMENT      TAX-EXEMPT
                                               MONEY MARKET FUND           MONEY           MONEY
                                          ---------------------------     MARKET          MARKET
PAYABLE DATE                              CLASS A (a)  CLASS B (a)(b)    FUND (a)        FUND (c)
----------------------------------------  -----------  --------------  -------------   -------------
October 21, 1996 .......................  $   0.0038   $         --        $ 0.0037        $ 0.0025
November 21, 1996 ......................      0.0039             --          0.0039          0.0024
December 21, 1996 ......................      0.0038             --          0.0037          0.0024
January 2, 1997 ........................      0.0014             --          0.0014          0.0010
January 21, 1997 .......................      0.0026             --          0.0025          0.0016
February 21, 1997 ......................      0.0040         0.0003          0.0038          0.0022
March 21, 1997 .........................      0.0036         0.0029          0.0035          0.0020
April 21, 1997 .........................      0.0040         0.0033          0.0039          0.0022
May 21, 1997 ...........................      0.0038         0.0033          0.0038          0.0024
June 23, 1997 ..........................      0.0041         0.0034          0.0040          0.0023
July 21, 1997 ..........................      0.0040         0.0034          0.0039          0.0020
August 21, 1997 ........................      0.0042         0.0035          0.0040          0.0023
September 22, 1997 .....................      0.0041         0.0035          0.0040          0.0023
                                          -----------  --------------  -------------   -------------
    Total ..............................  $   0.0473   $     0.0236        $ 0.0461        $ 0.0276
                                          -----------  --------------  -------------   -------------
                                          -----------  --------------  -------------   -------------

(a) Taxable as ordinary dividends, none qualifying for deduction by corporations.
(b)  Commencement of offering of Class B shares was February 18, 1997.
(c) Income from tax-exempt securities, 99.49% qualifying as exempt-interest dividends.

---------------------------------------------------------------------

                 1997 Annual Report  40  Cash Management Funds
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                    1997 Annual Report  43  Cash Management Funds

GLOSSARY OF TERMS ***
--------------------------------------------------------------------------------

AVERAGE WEIGHTED MATURITY
The average maturity is the mean of the maturity dates of a group of securities. The term is used to describe the average time before the securities in a fund mature. Average weighted maturity takes into account the size of each holding represented.

BARBELL STRUCTURE
A barbell investment structure emphasizes securities with long- and short-term maturities and de-emphasizes securities with intermediate-range maturities. This enables a manager to take advantage of the high yields associated with long-term maturities, while still providing liquidity with short-term maturities.

BENCHMARK: MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM- -- First Tier, as reported by IBC's
MONEY FUND REPORT-TM-, which is an average of money market funds investing exclusively in first tier securities (securities in the highest rating category for short-term debt obligations).

BENCHMARK: U.S. GOVERNMENT MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM- -- U.S. Government & Agencies, as reported by IBC's MONEY FUND REPORT-TM-, which is an average of money market funds investing in U.S. Treasury securities and government agency obligations.

BENCHMARK: TAX-EXEMPT MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM- -- All Tax-Free, as reported by IBC's MONEY FUND REPORT-TM-, which is an average of tax-free money funds that are tax-free at the federal level for the majority of investors.

FEDERAL FUNDS RATE
The federal funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. Although the Federal Reserve Board sets the target federal funds rate, the actual federal funds rate is set daily by the market. Since the rate is determined by market forces, unlike the prime rate and the discount rate, which are periodically changed by banks and by the Federal Reserve Board, respectively, it is the most sensitive indicator of the direction of interest rates.

YIELD CURVE
A graph that shows the relationship between the interest rates paid on bonds and their maturities, ranging from the shortest maturities to the longest available (assuming the bonds are all of the same quality). The resulting curve indicates whether short-term interest rates are higher or lower than long-term rates.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                    1997 Annual Report  44  Cash Management Funds

DIRECTORS
--------------------------------------------------------------------------------
DAVID T. BENNETT, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.

JAYE F. DYER, President, Dyer Management Company

WILLIAM H. ELLIS, Retired President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated

KAROL D. EMMERICH, President, The Paraclete Group

LUELLA G. GOLDBERG, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.

DAVID A. HUGHEY, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.

GEORGE LATIMER, Chief Executive Officer, National Equity Funds


OFFICERS
--------------------------------------------------------------------------------
WILLIAM H. ELLIS, Chairman of the Board

PAUL A. DOW, President

ROBERT H. NELSON, Vice President and Treasurer

SUSAN SHARP MILEY, Secretary


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PIPER CAPITAL MANAGEMENT INCORPORATED
222 South Ninth Street, Minneapolis, MN  55402-3804


TRANSFER AND DIVIDEND DISBURSING AGENTS
--------------------------------------------------------------------------------
INVESTORS FIDUCIARY TRUST COMPANY
1004 Baltimore, Kansas City, MO  64105-1614

PIPER JAFFRAY INC.
222 South Ninth Street, Minneapolis, MN 55402-3804

PIPER TRUST COMPANY
222 South Ninth Street, Minneapolis, MN 55402-3804


CUSTODIAN AND ACCOUNTING AGENT
--------------------------------------------------------------------------------
INVESTORS FIDUCIARY TRUST COMPANY
801 Pennsylvania, Kansas City, MO  64105-1307


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
KPMG PEAT MARWICK LLP
4200 Norwest Center, Minneapolis, MN  55402


LEGAL COUNSEL
--------------------------------------------------------------------------------
DORSEY & WHITNEY LLP
220 South Sixth Street, Minneapolis, MN  55402


FOR MORE INFORMATION


By Phone [GRAPHIC]

800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service
representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.


By Mail [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.


On-Line  [GRAPHIC]

http://www.piperjaffray.com/

--------------------------------------------------------------------------------
CASH MANAGEMENT FUNDS
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
[LOGO]


PIPER FUNDS
222 South Ninth Street
Minneapoilis, MN  55402-3804

PIPER JAFFRAY INC., FUND DISTRIBUTOR AND NASD MEMBER.

#10600  11/1997  269-97